PROPERTY, PLANT AND EQUIPMENT (Schedule of Income from Sub-letting Right-of-use Buildings) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number Of Right Of Use Leased Assets	10	7
Average remaining lease term (years)	3 years	5 years
No. of Leases with extension options	1	1
No. of Leases with options to purchase	0	0
No. of leases with variable payments linked to index	0	0
No. of leases with termination options	0	0
Buildings [Member] | Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	0 years	1 year
Buildings [Member] | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	9 years	10 years
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number Of Right Of Use Leased Assets	22	22
Average remaining lease term (years)	1 year	2 years
No. of Leases with extension options	0	0
No. of Leases with options to purchase	22	22
No. of leases with variable payments linked to index	0	0
No. of leases with termination options	22	22
Vehicles [Member] | Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	0 years	1 year
Vehicles [Member] | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	2 years	3 years
I.T. and office equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number Of Right Of Use Leased Assets	6	5
Range of remaining term in years		3 years
Average remaining lease term (years)	3 years	3 years
No. of Leases with extension options	0	0
No. of Leases with options to purchase	0	0
No. of leases with variable payments linked to index	0	0
No. of leases with termination options	0	0
I.T. and office equipment [Member] | Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	2 years
I.T. and office equipment [Member] | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	5 years